SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	108,389,028	109,139,028
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	72,285,714	81,035,714
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	34,981,000	26,981,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3	3
Common Stock Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,122,311	1,122,311